Accumulated other comprehensive income (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Summary of Accumulated Other Comprehensive Income (Loss)

Changes in accumulated other comprehensive income (“AOCI”) by component for the three months ended June 30, 2021 were as follows (in thousands):

Three months ended June 30, 2020	Currency translation adjustments	Defined benefit pension plan	Total
Balance as of April 1,2020	$19,696	$(724)	$18,972
Foreign currency translation gain/(loss)	6,961	—	6,961
Actuarial gain/(loss), net of tax benefit of $70	—	(165)	(165)

Balance as of June 30, 2020	$26,657	$(889)	$25,768

Three months ended June 30, 2021	Currency translation adjustments	Defined benefit pension plan	Total
Balance as of April 1, 2021	$25,136	$(1,047)	$24,089
Foreign currency translation gain/(loss)	(114)	—	(114)
Actuarial gain/(loss), net of tax expense of $0	—	15	15

Balance as of June 30, 2021	$25,022	$(1,032)	$23,990

Six months ended June 30, 2020	Currency translation adjustments	Defined benefit pension plan	Total
Balance as of January 1,2020	$10,131	$(698)	$9,433
Foreign currency translation gain/(loss)	16,526	—	16,526
Actuarial gain/(loss), net of tax expense of $0	—	(191)	(191)

Balance as of June 30, 2020	$26,657	$(889)	$25,768

Six months ended June 30, 2021	Currency translation adjustments	Defined benefit pension plan	Total
Balance as of January 1, 2021	$23,807	$(992)	$22,815
Foreign currency translation gain/(loss)	1,215	—	1,215
Actuarial gain/(loss), net of tax expense of $(14)	—	(40)	(40)

Balance as of June 30, 2021	$25,022	$(1,032)	$23,990

Changes in accumulated other comprehensive income (AOCI) by component for the years ended December 31, 2020 and 2019 were as follows (in thousands):

	Currency Translation Adjustments	Defined Benefit Pension Plan	Total
Balance at January 1, 2019	$389	$(313)	$76
Foreign currency translation gain/(loss)	9,742	—	9,742
Actuarial gain/(loss), net of tax	—	(385)	(385)
Balance as of December 31, 2019	$10,131	$(698)	$9,433
Foreign currency translation gain/(loss)	13,676	—	13,676
Actuarial gain/(loss), net of tax	—	(294)	(294)
Balance at December 31, 2020	$23,807	$(992)	$22,815